Allowance for credit losses	6 Months Ended
Jun. 30, 2022
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]	Allowance for credit losses Development of allowance for credit losses for financial assets at amortized cost Six months ended Jun 30, 2022 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 440 532 3,740 182 4,895 Movements in financial assets including new business 15 177 295 1 488 Transfers due to changes in creditworthiness¹ 79 (85) 6 0 Changes due to modifications that did not result inderecognition Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period² 0 0 (439) 0 (439) Recovery of written off amounts 0 0 32 3 35 Foreign exchange and other changes 7 11 24 4 46 Balance, end of reporting period 541 634 3,658 190 5,024 Provision for credit losses excluding country risk3,4 94 92 301 1 488 1 Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement. 2 This position includes charge offs of allowance for credit losses. 3 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk. 4 Credit Loss Provision does include € 29 million reimbursement gain as of June 30, 2022. 5 Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of June 30, 2022. Six months ended Jun 30, 2021 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 544 648 3,614 139 4,946 Movements in financial assets including new business (201) 101 237 17 154 Transfers due to changes in creditworthiness¹ 98 (113) 15 0 Changes due to modifications that did not result inderecognition Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period² 0 0 (226) 0 (226) Recovery of written off amounts 0 0 26 8 33 Foreign exchange and other changes 8 (3) (28) 2 (21) Balance, end of reporting period 448 634 3,638 166 4,886 Provision for credit losses excluding country risk3,4 (104) (12) 252 17 154 1 Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement. 2 This position includes charge offs of allowance for credit losses. 3 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 4 Credit Loss Provision does include € 5 million reimbursement gain as of June 30, 2021. 5 Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2021. Development of allowance for credit losses for off-balance sheet positions Six months ended Jun 30, 2022 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 108 111 225 0 443 Movements including new business 25 1 (25) 0 1 Transfers due to changes in creditworthiness1 9 (10) 2 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 7 4 9 0 19 Balance, end of reporting period 147 105 211 0 464 of which: Financial guarantees 110 59 132 0 300 Provision for credit losses excluding country risk2 33 (9) (23) 0 1 1 Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement. 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 3 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of June 30, 2022. Six months ended Jun 30, 2021 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 74 200 0 419 Movements including new business (41) 21 (3) 0 (23) Transfers due to changes in creditworthiness1 (5) 1 4 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 2 5 (2) 0 4 Balance, end of reporting period 100 101 199 0 400 of which: Financial guarantees 64 61 143 0 268 Provision for credit losses excluding country risk2 (46) 22 1 0 (23) 1 Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement. 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 3 Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30 2021.